Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Long term investments - common shares held [line items]
Fair value		$ 164,753	$ 95,608
Fair value adjustment gains (losses) included in OCI	[1]	(39,985)	$ 18,552
Realized gain on disposal		$ 34,061
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		13,264,305	13,264,305
Percentage of outstanding shares owned		13.00%	13.00%
Fair value		$ 10,112	$ 21,358
Fair value adjustment gains (losses) included in OCI		$ (11,247)	$ (1,859)
Sabina [member]
Long term investments - common shares held [line items]
Shares owned		11,700,000	11,700,000
Percentage of outstanding shares owned		4.00%	5.00%
Fair value		$ 10,549	$ 21,171
Fair value adjustment gains (losses) included in OCI		(10,622)	$ 12,631
Arizona Mining [member]
Long term investments - common shares held [line items]
Shares owned			10,000,000
Percentage of outstanding shares owned			3.00%
Fair value			$ 27,581
Fair value adjustment gains (losses) included in OCI		20,153	9,333
Realized gain on disposal		$ 34,061
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned		20,914,590
Percentage of outstanding shares owned		11.00%
Fair value		$ 123,187
Fair value adjustment gains (losses) included in OCI		(27,813)
Other investments [member]
Long term investments - common shares held [line items]
Fair value		20,905	25,498
Fair value adjustment gains (losses) included in OCI		$ (10,456)	$ (1,553)

[1]	LTIs = long-term investments - common shares held.